Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of goodwill
(1)    Goodwill as of December 31, 2020 and 2019 are as follows:

(In millions of won)
	December 31, 2020		December 31, 2019
Goodwill related to merger of Shinsegi Telecom, Inc.	￦	1,306,236	1,306,236
Goodwill related to acquisition of SK Broadband Co., Ltd.		764,082	358,443
Goodwill related to acquisition of Life & Security Holdings Co., Ltd.		1,176,274	1,173,382
Other goodwill		110,932	111,469

	￦	3,357,524	2,949,530

Details of the changes in goodwill
(3)	Details of the changes in goodwill for the years ended December 31, 2020 and 2019 are as follows:

(In millions of won)
	2020		2019
Beginning balance	￦	2,949,530	2,938,563
Acquisition(*1)		408,531	30,962
Impairment loss(*2)		(519)	(21,065)
Other		(18)	1,070

Ending balance	￦	3,357,524	2,949,530

(*1)	It consists of goodwill recognized as SK Broadband Co., Ltd., a subsidiary of the Parent Company, merged with Tbroad Co., Ltd. and two other companies and goodwill recognized from ADT CAPS Co., Ltd.’s acquisition of security equipment construction and security services business from SK hystec inc. during the year ended December 31, 2020. (See Note 12)

(*2)	As a result of the impairment test on DREAMUS COMPANY and Incross Co., Ltd., the carrying value of the CGU exceeds the recoverable amount, thus the Group recognized ￦519 million of impairment loss.